Schedule of Investments
As of August 31, 2023
Amana Income Fund
August 31, 2023
Part F
1
Continued on next page.
Common Stock - 91.4% Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 58,724,860 3.5%
Consumer Staples
Household Products
Colgate-Palmolive 415,400 30,519,438 1.8%
Kenvue 251,912 5,806,572 0.4%
Kimberly-Clark 230,000 29,630,900 1.8%
Procter & Gamble 165,000 25,466,100 1.5%
Unilever ADR 450,000 22,959,000 1.4%
114,382,010 6.9%
Packaged Food
McCormick & Co 559,288 45,906,359 2.7%
160,288,369 9.6%
Health Care
Biotech
Amgen 141,000 36,143,940 2.2%
Large Pharma
AbbVie 100,000 14,696,000 0.9%
Bristol-Myers Squibb 650,000 40,072,500 2.4%
Eli Lilly 400,000 221,680,000 13.1%
Johnson & Johnson 103,638 16,756,192 1.0%
Novartis ADR 295,400 29,681,792 1.7%
Pfizer 1,100,000 38,918,000 2.3%
361,804,484 21.4%
Medical Devices
Abbott Laboratories 350,000 36,015,000 2.1%
433,963,424 25.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 260,000 48,864,400 2.9%
Johnson Controls International 510,000 30,120,600 1.8%
78,985,000 4.7%
Courier Services
United Parcel Service, Class B 190,000 32,186,000 1.9%
Electrical Power Equipment
Eaton 100,000 23,037,000 1.4%
Industrial Distribution & Rental
W.W. Grainger 80,000 57,131,200 3.4%
Industrial Machinery
Illinois Tool Works 300,000 74,205,000 4.4%
Measurement Instruments
Rockwell Automation 300,000 93,624,000 5.5%
Rail Freight
Canadian National Railway 384,000 43,242,240 2.6%
402,410,440 23.9%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 32,503,900 1.9%

Schedule of Investments
As of August 31, 2023
Amana Income Fund
2
August 31, 2023
Part F
Common Stock - 91.4% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 130,000 $ 50,315,200 3.0%
82,819,100 4.9%
Specialty Chemicals
3M 235,000 25,067,450 1.5%
PPG Industries 379,000 53,727,040 3.2%
78,794,490 4.7%
161,613,590 9.6%
Technology
Communications Equipment
Cisco Systems 680,000 38,998,000 2.3%
Consumer Electronics
Nintendo 750,000 32,137,787 1.9%
Infrastructure Software
Microsoft 400,000 131,104,000 7.8%
Semiconductor Devices
Texas Instruments 250,000 42,015,000 2.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 77,148,465 4.6%
321,403,252 19.1%
Total investments (Cost $523,677,268) $1,538,403,935 91.4%
Other assets (net of liabilities) 144,894,379 8.6%
Total net assets $1,683,298,314 100.0%
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2023
Amana Growth Fund
August 31, 2023
Part F
3
Continued on next page.
Common Stock - 97.1% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
1,076,000 $ 146,518,920 3.5%
Consumer Discretionary
Automotive Retailers
AutoZone 40,000 101,253,200 2.4%
Home Products Stores
Lowe's 400,000 92,192,000 2.2%
Specialty Apparel Stores
Lululemon Athletica
1
205,000 78,158,300 1.9%
TJX Companies 1,150,000 106,352,000 2.5%
184,510,300 4.4%
377,955,500 9.0%
Consumer Staples
Household Products
Church & Dwight 1,171,300 113,346,701 2.7%
Estee Lauder, Class A 458,594 73,618,095 1.8%
186,964,796 4.5%
Health Care
Biotech
Amgen 336,425 86,239,184 2.1%
Large Pharma
AstraZeneca ADR 1,020,000 69,176,400 1.7%
Eli Lilly 348,700 193,249,540 4.6%
Johnson & Johnson 379,750 61,397,980 1.5%
Merck & Co 640,000 69,747,200 1.7%
Novo Nordisk ADR 1,001,600 185,916,992 4.4%
579,488,112 13.9%
Life Science Equipment
Agilent Technologies 900,000 108,963,000 2.6%
IDEXX Laboratories 83,000 42,447,030 1.0%
151,410,030 3.6%
Managed Care
Elevance Health 182,000 80,445,820 1.9%
Medical Devices
Stryker 300,000 85,065,000 2.0%
982,648,146 23.5%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,244,000 73,470,640 1.7%
Trane 400,000 82,104,000 2.0%
155,574,640 3.7%
Industrial Distribution & Rental
Fastenal 565,700 32,573,006 0.8%
Measurement Instruments
Keysight Technologies
1
500,000 66,650,000 1.6%

Schedule of Investments
As of August 31, 2023
Amana Growth Fund
4
August 31, 2023
Part F
Common Stock - 97.1% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Measurement Instruments (continued)
Trimble
1
1,500,000 $ 82,185,000 1.9%
148,835,000 3.5%
Metalworking Machinery
Lincoln Electric Holdings 288,075 55,442,915 1.3%
Rail Freight
Norfolk Southern 230,725 47,300,932 1.1%
Union Pacific 350,000 77,199,500 1.9%
124,500,432 3.0%
516,925,993 12.3%
Materials
Agricultural Chemicals
Corteva 1,280,000 64,652,800 1.5%
Technology
Application Software
Adobe
1
320,600 179,324,404 4.3%
Intuit 285,600 154,740,936 3.7%
334,065,340 8.0%
Communications Equipment
Apple 1,989,550 373,776,759 8.9%
Cisco Systems 1,500,000 86,025,000 2.1%
Motorola Solutions 310,000 87,906,700 2.1%
547,708,459 13.1%
Information Services
Gartner
1
179,900 62,907,432 1.5%
Infrastructure Software
Microsoft 550,000 180,268,000 4.3%
Oracle 737,200 88,751,508 2.2%
ServiceNow 150,000 88,324,500 2.1%
357,344,008 8.6%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 126,864,000 3.0%
Broadcom Ltd 45,000 41,530,050 1.0%
168,394,050 4.0%
Semiconductor Manufacturing
ASML Holding NY 308,000 203,443,240 4.9%
Taiwan Semiconductor ADR 1,210,921 113,305,878 2.7%
316,749,118 7.6%
1,787,168,407 42.8%
Total investments (Cost $1,500,183,544) $4,062,834,562 97.1%
Other assets (net of liabilities) 120,474,855 2.9%
Total net assets $4,183,309,417 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2023
Amana Developing World Fund
August 31, 2023
Part F
5
Continued on next page.
Common Stock - 82.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 230,000 $ 2,440,620 Saudi Arabia 2.4%
Telekomunikasi Indonesia ADR 83,000 2,014,410 Indonesia 2.0%
4,455,030 4.4%
Consumer Discretionary
Apparel, Footwear & Accessory Design
VF 26,000 513,760 United States 0.5%
Automobiles
Ford Otomotiv Sanayi 90,000 2,910,678 Turkey 2.9%
Home Products Stores
Wilcon Depot 4,200,000 1,646,064 Philippines 1.6%
5,070,502 5.0%
Consumer Staples
Food & Drug Stores
Clicks Group 160,000 2,310,314 South Africa 2.2%
Household Products
Colgate-Palmolive 33,000 2,424,510 United States 2.4%
Dabur India 330,000 2,202,811 India 2.2%
Kimberly-Clark de Mexico, Class A 1,100,000 2,477,346 Mexico 2.4%
LG Household & Health Care 4,500 1,579,124 South Korea 1.5%
Unicharm 69,500 2,770,895 Japan 2.7%
Unilever ADR 53,000 2,704,060 United Kingdom 2.6%
14,158,746 13.8%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,838,708 Indonesia 1.8%
18,307,768 17.8%
Financials
Islamic Banking
BIMB Holdings 1,476,100 665,138 Malaysia 0.6%
Islamic Insurance Carriers
Syarikat Takaful Malaysia Keluarga 599,981 480,670 Malaysia 0.5%
Real Estate Owners & Developers
SM Prime Holdings 2,800,000 1,443,795 Philippines 1.4%
2,589,603 2.5%
Health Care
Generic Pharma
Hikma Pharmaceuticals 109,000 3,011,766 Jordan 2.9%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 2,800,000 2,238,161 Thailand 2.2%
IHH Healthcare 1,550,000 1,980,456 Malaysia 1.9%
KPJ Healthcare 3,600,992 901,472 Malaysia 0.9%
5,120,089 5.0%
Health Care Services
Fleury 498,750 1,481,530 Brazil 1.5%
9,613,385 9.4%

Schedule of Investments
As of August 31, 2023
Amana Developing World Fund
6
August 31, 2023
Part F
Continued on next page.
Common Stock - 82.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials
Rubber & Plastic
Hartalega Holdings 2,000,000 $ 842,360 Malaysia 0.8%
Waste Management
Sunny Friend Environmental Technology 247,376 892,598 Taiwan 0.9%
1,734,958 1.7%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 33,000 2,065,470 Chile 2.0%
Base Metals
Southern Copper 34,000 2,742,440 Peru 2.7%
Cement & Aggregates
UltraTech Cement 24,500 2,454,534 India 2.4%
Precious Metal Mining
Barrick Gold 131,740 2,135,505 Canada 2.1%
Steel Raw Material Suppliers
Rio Tinto ADR 37,500 2,343,750 China
2
2.3%
11,741,699 11.5%
Technology
Communications Equipment
Samsung Electronics 54,000 2,731,117 South Korea 2.7%
Sercomm 600,000 2,280,052 Taiwan 2.2%
5,011,169 4.9%
Computer Hardware & Storage
Advantech 217,931 2,345,229 Taiwan 2.3%
Electronics Components
Delta Electronics 260,000 2,809,794 China
2
2.7%
KCE Electronics NVDR 1,500,000 2,181,470 Thailand 2.1%
Samsung SDI 5,400 2,504,528 South Korea 2.5%
7,495,792 7.3%
EMS/ODM
Jabil 21,000 2,402,820 United States 2.4%
IT Services
Infosys ADR 135,000 2,344,950 India 2.3%
Semiconductor Devices
NVIDIA 9,000 4,441,950 United States 4.3%
Qualcomm 21,000 2,405,130 China
2
2.4%
6,847,080 6.7%
Semiconductor Manufacturing
ASML Holding NY 3,900 2,576,067 Netherlands 2.5%
Taiwan Semiconductor ADR 23,500 2,198,895 Taiwan 2.1%
4,774,962 4.6%
31,222,002 30.5%
Total investments (Cost $82,483,380) $84,734,947 82.8%
Other assets (net of liabilities) 17,541,970 17.2%
Total net assets $102,276,917 100.0%

Country of domicile unless otherwise indicated

Schedule of Investments
As of August 31, 2023
Amana Developing World Fund
August 31, 2023
Part F
7
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of August 31, 2023
Amana Participation Fund
8
August 31, 2023
Part F
Continued on next page.
Corporate Sukuk - 69.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Saudi Telecom
2
3.890% due 05/13/2029 $ 8,450,000 $ 7,996,327 Saudi Arabia 3.7%
Consumer Discretionary
Almarai
2
4.311% due 03/05/2024 2,580,000 2,551,290 Saudi Arabia 1.2%
Energy
SA Global
2
2.694% due 06/17/2031 8,000,000 6,797,984 Saudi Arabia 3.2%
Financials
Investment Corporate of Dubai
2
5.000% due 02/01/2027 9,850,000 9,800,750 United Arab Emirates 4.6%
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,111,480 Kuwait 4.3%
Dubai Islamic Bank
2
5.493% due 11/30/2027 9,000,000 9,086,688 United Arab Emirates 4.2%
Riyad
2
3.174% due 02/25/2030 9,030,000 8,650,740 Saudi Arabia 4.0%
EMAAR
2
3.700% due 07/06/2031 9,000,000 8,134,380 United Arab Emirates 3.8%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,487,664 United Arab Emirates 2.6%
TNB Global Ventures
2
4.851% due 11/01/2028 5,300,000 5,200,033 Malaysia 2.4%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,137,069 Saudi Arabia 2.4%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,841,400 United Arab Emirates 2.3%
Aldar
2
3.875% due 10/22/2029 5,000,000 4,609,660 United Arab Emirates 2.2%
Majid Al Futtaim
2
4.500% due 11/03/2025 4,600,000 4,500,612 United Arab Emirates 2.1%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,222,125 Cayman Islands 2.0%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,504,000 Saudi Arabia 1.2%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 2,000,000 1,998,728 United Arab Emirates 0.9%
83,285,329 39.0%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,752,295 United Arab Emirates 3.6%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,682,619 United Arab Emirates 1.7%
11,434,914 5.3%
Technology
Axiata SPV2
2
2.163% due 08/19/2030 6,000,000 4,965,833 Malaysia 2.3%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,228,226 Malaysia 2.0%
9,194,059 4.3%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 9,140,000 8,548,595 Malaysia 4.0%
Tabreed
2
5.500% due 10/31/2025 6,950,000 6,906,562 United Arab Emirates 3.2%
Saudi Electricity Global
2
5.060% due 04/08/2043 7,000,000 6,562,500 Saudi Arabia 3.1%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,325,000 Saudi Arabia 1.1%
Saudi Electricity Global
2
5.684% due 04/11/2053 2,000,000 1,915,000 Saudi Arabia 0.9%
26,257,657 12.3%
Total Corporate Sukuk (Cost $ 155,657,000) $147,517,560 69.0%
Government Sukuk - 21.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,238,693 United Arab Emirates 3.4%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 7,500,000 7,145,160 Saudi Arabia 3.3%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 7,500,000 6,834,953 Malaysia 3.2%
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 6,185,000 6,080,171 Indonesia 2.8%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 6,280,000 4,644,512 Indonesia 2.2%
International Islamic Liquidity Management

5.600% due 09/07/2023 4,200,000 4,200,742 Luxembourg 2.0%

Consolidated Schedule of Investments
As of August 31, 2023
Amana Participation Fund
August 31, 2023
Part F
9
Government Sukuk - 21.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk (continued)
Ras Al Khaimah
2
3.094% due 03/31/2025 $ 3,950,000 $ 3,787,355 United Arab Emirates 1.8%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,105,939 Saudi Arabia 1.4%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 2,961,314 Indonesia 1.4%
Total Government Sukuk (Cost $ 49,565,000) $45,998,839 21.5%
Bank Time Deposits - 1.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Arab Banking Corp, NY Branch 5.380% due 09/06/2023 3,000,000 3,000,000 United States 1.4%
Total Bank Time Deposits (Cost 3,000,000) $3,000,000 1.4%
Total investments (Cost $206,494,522) $196,516,399 91.9%
Other assets (net of liabilities) 17,220,422 8.1%
Total net assets $213,736,822 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2023, the aggregate value of these securities was $193,516,399 representing 90.5% of total net assets.

Security is perpetual in nature with no stated maturity date.

Notes To Financial Statements

August 31, 2023
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of August 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $58,724,860 $– $– $58,724,860
Consumer Staples $160,288,369 $– $– $160,288,369
Health Care $433,963,424 $– $– $433,963,424
Industrials $402,410,440 $– $– $402,410,440
Materials $161,613,590 $– $– $161,613,590
Technology $289,265,465 $32,137,787 $– $321,403,252
Total Common Stock $1,506,266,148 $32,137,787 $– $1,538,403,935
Total Assets $1,506,266,148 $32,137,787 $– $1,538,403,935

Notes To Financial Statements
(continued)
August 31, 2023
Part F
11
Growth Fund
Common Stock
1
$4,062,834,562 $– $– $4,062,834,562
Total Assets $4,062,834,562 $– $– $4,062,834,562
Developing World Fund
Common Stock
Communications $2,014,410 $2,440,620 $– $4,455,030
Consumer Discretionary $513,760 $4,556,742 $– $5,070,502
Consumer Staples $5,128,570 $13,179,198 $– $18,307,768
Financials $– $2,589,603 $– $2,589,603
Health Care $– $9,613,385 $– $9,613,385
Industrials $– $1,734,958 $– $1,734,958
Materials $9,287,165 $2,454,534 $– $11,741,699
Technology $16,369,812 $14,852,190 $– $31,222,002
Total Common Stock $33,313,717 $51,421,230 $– $84,734,947
Total Assets $33,313,717 $51,421,230 $– $84,734,947
Participation Fund
Bank Time Deposits
1
$– $3,000,000 $– $3,000,000
Corporate Sukuk
1
$– $147,517,560 $– $147,517,560
Government Sukuk
1
$– $45,998,839 $– $45,998,839
Total Assets $– $196,516,399 $– $196,516,399
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)